Consolidated Statements of Equity (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock	Common Stock	Capital in Excess of Par Value	Treasury Stock	Cumulative Net Income	Cumulative Dividends	Accumulated Other Comprehensive Income	Other Equity	Noncontrolling Interests
Balances at beginning of period at Dec. 31, 2009	$ 3,807,451	$ 288,683	$ 123,385	$ 3,900,666	$ (7,619)	$ 1,547,669	$ (2,057,658)	$ (2,891)	$ 4,804	$ 10,412
Comprehensive income:
Net income (loss)	128,884					128,527				357
Other comprehensive income	(8,208)							(8,208)
Total comprehensive Income	120,676
Contributions by noncontrolling interests	166,421			43,640						122,781
Distributions to noncontrolling interests	(3,301)									(3,301)
Amounts related to issuance of common stock from dividend reinvestment and stock incentive plans, net of forfeitures	95,522		2,300	97,696	(3,733)				(741)
Net proceeds from sale of common stock	905,386		21,131	884,255
Net proceeds from issuance of preferred stock	0
Equity component of convertible debt	(9,689)			(9,689)
Equity consideration in business combinations	19,388	16,667		2,721
Redemption of preferred stock	(165)	(165)
Conversion of preferred stock	0	(13,518)	339	13,179
Option compensation expense	1,634								1,634
Cash dividends paid:
Common stock cash dividends	(348,578)						(348,578)
Preferred stock cash dividends	(21,645)						(21,645)
Balances at end of period at Dec. 31, 2010	4,733,100	291,667	147,155	4,932,468	(11,352)	1,676,196	(2,427,881)	(11,099)	5,697	130,249
Comprehensive income:
Net income (loss)	214,019					217,610				(3,591)
Other comprehensive income	(829)							(829)
Total comprehensive Income	213,190
Contributions by noncontrolling interests	71,829			6,468						65,361
Distributions to noncontrolling interests	(38,136)									(38,136)
Amounts related to issuance of common stock from dividend reinvestment and stock incentive plans, net of forfeitures	138,207		2,895	138,989	(2,183)				(1,494)
Net proceeds from sale of common stock	2,006,351		42,249	1,964,102
Net proceeds from issuance of preferred stock	696,437	718,750		(22,313)
Option compensation expense	1,917								1,917
Cash dividends paid:
Common stock cash dividends	(483,746)						(483,746)
Preferred stock cash dividends	(60,502)						(60,502)
Balances at end of period at Dec. 31, 2011	7,278,647	1,010,417	192,299	7,019,714	(13,535)	1,893,806	(2,972,129)	(11,928)	6,120	153,883
Comprehensive income:
Net income (loss)	295,775					297,255				(1,480)
Other comprehensive income	900							900
Total comprehensive Income	296,675
Contributions by noncontrolling interests	90,156			222						89,934
Distributions to noncontrolling interests	(23,977)			(7,358)						(16,619)
Amounts related to issuance of common stock from dividend reinvestment and stock incentive plans, net of forfeitures	145,739		2,658	149,955	(4,340)				(2,534)
Net proceeds from sale of common stock	3,446,932		64,400	3,382,532
Net proceeds from issuance of preferred stock	277,687	287,500		(9,813)
Equity component of convertible debt	3,275		1,039	2,236
Redemption of preferred stock	(275,040)	(275,000)		6,202		(6,242)
Option compensation expense	2,875								2,875
Cash dividends paid:
Common stock cash dividends	(653,321)						(653,321)
Preferred stock cash dividends	(69,129)						(69,129)
Balances at end of period at Dec. 31, 2012	$ 10,520,519	$ 1,022,917	$ 260,396	$ 10,543,690	$ (17,875)	$ 2,184,819	$ (3,694,579)	$ (11,028)	$ 6,461	$ 225,718